Shareholders' Equity (Schedule of Redeemable Equity) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common Class C [Member]
Temporary Equity [Line Items]
Temporary equity, redemption value		$ 3.5	$ 3.5
Stock redeemed or called during period, shares	0
Increase (Decrease) in Temporary Equity [Roll Forward]
Redeemable equity, beginning balance, shares	0	300,000	300,000
Redeemable equity, beginning balance	0	3.5	10.6
Cash dividends declared		(0.2)	(0.3)
Redeemable equity exchange, shares		(300,000)
Redeemable equity exchange		(4.3)
Increase in redemption value of redeemable equity		1.0	(6.8)
Redeemable equity, ending balance, shares		0	300,000
Redeemable equity, ending balance		0	3.5
Redeemable Equity [Member]
Increase (Decrease) in Temporary Equity [Roll Forward]
Redeemable equity, beginning balance, shares	0	300,000	300,000
Redeemable equity, beginning balance	0	3.5	10.6
Cash dividends declared	0	(0.2)	(0.3)
Redeemable equity exchange, shares		(300,000)
Redeemable equity exchange		(4.3)
Increase in redemption value of redeemable equity		1.0	(6.8)
Redeemable equity, ending balance, shares	0	0	300,000
Redeemable equity, ending balance	$ 0	$ 0	$ 3.5